31. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

·	Debt renegotiation

In February 2018 the Company concluded the renegotiation of its debt of R$4.9 billion with Banco do Brasil S.A. (“BB”) related to the issuance of its own Export Credit Notes as well as the issuances of its subsidiary CSN Mineração, moving maturity dates from 2018 through 2022 to dates until December 2024, giving as collateral some of our preferred shares of Usiminas (USIM5). Additionally, the Company is under similar negotiation with Caixa Econômica Federal (“CEF”) to postpone maturity dates of its debt, having the primary conditions favorably appreciated by the Directive Council of CEF.

·	Debt issuance

In February 2018 the Company issued debt instruments (“Notes”) through its wholly-owned subsidiary CSN Resources S.A. in the amount of US$350 million, with maturity date in 2023 and annual interests of 7.625%. In conjunction with the debt issuance, the Company made a repurchase offer (“Tender Offer”) of the outstanding Notes previously issued by CSN Islands XI Corp and CSN Resources S.A., wholly-owned subsidiaries of the Company, having been repurchased US$350 million in Notes with maturities scheduled for 2019 and 2020. The Notes are unconditionally and irrevocably guaranteed by the Company.

• Debt Amortization

The Company paid in advance on February 15 and March 5, 2018 the amounts of US$ 208 million and US$ 148 million, respectively, of foreign debt ("Bonds") totaling US$ 356 million.

•    Transaction with the related party Banco Fibra

During the first quarter of 2018 we purchased US$23 million of 8,125% p.a. of Notes issued by Banco Fibra, with maturity date in February 2028.

•    Sale of shares held in treasury

In April 2018 we sold 22,981,500 shares that were held in treasury at the unit average price of R$7.86, equivalent to R$181MM, and were sold at the unit average price of R$9.29, totaling cash inflows in the amount of R$213MM. The surplus of R$32MM between the sale price of the shares and their purchase price was recognized in the capital reserve.